Non-controlling interests - Cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Cash flows from (used in) operating activities	$ 980,206	$ 780,220
Cash flows from (used in) financing activities	(793,257)	(523,114)
Cash flows from (used in) investing activities	(306,351)	(105,517)
Methanex Egypt
Disclosure of subsidiaries [line items]
Cash flows from (used in) operating activities	254,030	131,175
Cash flows from (used in) financing activities	(333,595)	(27,365)
Cash flows from (used in) investing activities	(3,619)	(18,839)
Other
Disclosure of subsidiaries [line items]
Cash flows from (used in) operating activities	21,556	19,538
Cash flows from (used in) financing activities	62,382	(3,250)
Cash flows from (used in) investing activities	(99,463)	(605)
Total
Disclosure of subsidiaries [line items]
Cash flows from (used in) operating activities	275,586	150,713
Cash flows from (used in) financing activities	(271,213)	(30,615)
Cash flows from (used in) investing activities	$ (103,082)	$ (19,444)